SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates for Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2013
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Laboratory Equipment And Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.00%
Laboratory Equipment And Office Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	30.00%
Laboratory Equipment And Office Furniture [Member] | Mainly [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	30.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate